INVESTMENT IN PC GOLD INC (Details Narrative) - CAD ($)		12 Months Ended
	Jun. 09, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Ownership percent description		The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project and a 1.5% NSR royalty on the Hope Brook Gold Project
Provision for investment		$ (1,021,000)	$ 0
Pickle Crow
Statement [Line Items]
Ownership percenatge	51.00%		30.00%
Share received	100,000,000
Ownership percent description	the Company’s percentage ownership was reduced from 49% to 30%
liability balance		4,576,000	$ 5,216,000
Option payment receipt		$ 3,000,000
Equity interest		10.00%
Ownership reduce percentage		20.00%
Provision for investment		$ 151,000	$ 1,172,000